Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Current assets
Cash	$ 375,046	$ 24,713
Accounts receivable	11,848	2,786
Sales tax receivable	56,237	4,317
Inventories	11,086	19,695
Prepaid expenses	178,321	25,908
Due from related parties	0	2,500
Total current assets	632,538	79,919
Non-current assets
Equipment	294,188	66,818
Right-of-use asset	72,734	114,648
Intangible assets, net	549,679	0
Total assets	1,549,139	261,385
Current liabilities
Accounts payable and accrued liabilities	608,385	242,278
Lease liability	39,221	34,105
Current portion of loans payable	6,332	0
Due to related parties	52,728	46,355
Total current liabilities	706,666	322,738
Non-current liabilities
Lease liability	47,125	90,735
Loan payable	22,545	0
Total liabilities	776,336	413,473
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	11,834,582	7,376,763
Contributed surplus	2,709,790	1,298,487
Accumulated other comprehensive income	96,393	65,790
Deficit	(13,867,962)	(8,893,128)
Total shareholders' equity (deficiency)	772,803	(152,088)
Total liabilities and shareholders' equity	$ 1,549,139	$ 261,385